Basis of Preparation And Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Basis Of Preparation And Accounting Policies [abstract]
Schedule of Adjustments Upon Application of IFRS16 And HKFRS 16

The lessee’s incremental borrowing rates ranged from 3.3%-5.16%.

At 1 January 2019

Operating lease commitments disclosed as at 31 December 2018	16,372

Lease liabilities discounted at relevant incremental borrowing rates	13,226
Add: Lease liabilities resulting from lease modifications of existing leases	2,359
Less: Recognition exemption – short-term leases	(768)
Exclusion of non-lease components	(6,444)

Lease liabilities relating to operating leases recognised upon application of IFRS16/HKFRS 16	8,373

Add: Obligations under finance leases recognised at 31 December 2018	766

Lease liabilities as at 1 January 2019	9,139

Analysed as: Current	3,614
Non-current	5,525

Total lease liabilities	9,139

Schedule of Carrying Amount of Right of Use Assets

The carrying amount of right-of-use assets as at 1 January 2019 comprises the following:

Right-of-use assets

By class:
Floating production, storage and offloading (“FPSO”) vessels	7,334
Pipeline	755
Buildings and structures	739
Leases of Land	666
Equipment	274

9,768

Schedule of impacts of applying IFRS 16/HKFRS 16 on the Group's statement of financial position

The following adjustments were made to the amounts recognised in the interim condensed consolidated statement of financial position at 1 January 2019. Line items that were not affected by the changes have not been included.

Impact on the condensed consolidated statement of financial position

			Carrying amounts previously reported at 31 December 2018	Adjustments	Carrying amounts under IFRS 16/ HKFRS 16 at 1 January 2019

Non-current Assets
Property, plant and equipment	*		407,337	(755)	406,582
Right-of-use assets	*/	**	–	9,768	9,768
Other non-current assets	*	*	9,482	(666)	8,816

Current Liabilities
Lease liabilities	*		–	(3,614)	(3,614)
Other payables and accrued liabilities	*		(12,777)	128	(12,649)

Non-current liabilities
Lease liabilities	*		–	(5,525)	(5,525)
Other non-current liabilities	*		(1,356)	664	(692)

*

In relation to assets previously under finance leases, the Group recategorised the carrying amounts of the relevant assets which were still under lease as at 1 January 2019 amounting to RMB755 million as right-of-use assets.

**	Payments for leasehold lands included in other non-current assets were recategorised as right-of-use assets.

Note:

For the purpose of reporting cash flows for the six months ended 30 June 2019, movements in working capital have been computed based on opening statement of financial position as at 1 January 2019 as disclosed above.